As filed with the Securities and Exchange Commission on September 24, 2015

Securities Act File No. 333-204239

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Pre-Effective Amendment No. 4

to

Form N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FS INVESTMENT CORPORATION IV

(Exact name of registrant as specified in charter)

201 Rouse Boulevard

Philadelphia, PA 19112

(215) 495-1150

(Address and telephone number, including area code, of principal executive offices)

Michael C. Forman

FS Investment Corporation IV

201 Rouse Boulevard

Philadelphia, PA 19112

(Name and address of agent for service)

COPIES TO:

James A. Lebovitz, Esq. David J. Harris, Esq. Dechert LLP Cira Centre 2929 Arch Street Philadelphia, PA 19104 Tel: (215) 994-4000 Fax: (215) 994-2222	Rosemarie A. Thurston, Esq. Martin H. Dozier, Esq. Alston & Bird LLP 1201 West Peachtree Street Atlanta, GA 30309-3424 Tel: (404) 881-7000 Fax: (404) 253-8447

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a distribution reinvestment plan, check the following box.  ☒

It is proposed that this filing will become effective (check appropriate box):  ☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount to be Registered	Proposed Maximum Offering Price per Share	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Stock, $0.001 par value per share	250,000,000 Shares	$10.60	$2,650,000,000	$307,930

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee.
(2)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 (File No. 333-204239) of FS Investment Corporation IV (as amended, supplemented or modified, the “Registration Statement”) is being filed solely for the purpose of filing Exhibits (a)(2), (e), (g)(1), (g)(2), (h)(1), (h)(2), (j), (k)(1), (k)(2), (k)(4), (l) and (n)(1) to the Registration Statement. No changes have been made to Part A, Part B or Part C of the Registration Statement, other than Item 25(2) of Part C as set forth below. Accordingly, this Pre-Effective Amendment No. 4 consists only of the facing page, this explanatory note and Item 25(2) of the Registration Statement setting forth the exhibits to the Registration Statement. The contents of the Registration Statement are hereby incorporated by reference.

PART C

Other Information

Item 25. Financial Statements and Exhibits

(2) Exhibits

(a)(1)	Articles of Incorporation of the Registrant (Incorporated by reference to Exhibit (a)(1) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-2 (File No. 333-204239) filed on September 14, 2015).

(a)(2)	Articles of Amendment and Restatement of the Registrant.*

(b)	Bylaws of the Registrant (Incorporated by reference to Exhibit (b) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-2 (File No. 333-204239) filed on September 14, 2015).

(d)	Form of Subscription Agreement (Incorporated by reference to Appendix A filed with the preliminary prospectus to Pre-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-2 (File No. 333-204239) filed on September 22, 2015).

(e)	Distribution Reinvestment Plan of the Registrant.*

(g)(1)	Investment Advisory and Administrative Services Agreement, dated as of September 21, 2015, by and between the Registrant and FSIC IV Advisor, LLC.*

(g)(2)	Investment Sub-Advisory Agreement, dated as of September 21, 2015, by and between FSIC IV Advisor, LLC and GSO / Blackstone Debt Funds Management LLC.*

(h)(1)	Dealer Manager Agreement, dated as of September 21, 2015, by and among the Registrant, FSIC IV Advisor, LLC and FS2 Capital Partners, LLC.*

(h)(2)	Form of Selected Dealer Agreement.*

(j)	Custodian Agreement, dated as of September 21, 2015, by and between the Registrant and State Street Bank and Trust Company.*

(k)(1)	Escrow Agreement, dated as of September 21, 2015, by and among the Registrant, UMB Bank, N.A. and FS2 Capital Partners, LLC.*

(k)(2)	Expense Support and Conditional Reimbursement Agreement, dated as of September 21, 2015, by and between the Registrant and Franklin Square Holdings, L.P.*

(k)(3)	Form of Distribution Plan (Incorporated by reference to Exhibit (k)(3) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-2 (File No. 333-204239) filed on September 14, 2015).

(k)(4)	Class Shares Plan.*

(l)	Opinion of Miles & Stockbridge P.C.*

(n)(1)	Consent of Miles & Stockbridge P.C. (Incorporated by reference to Exhibit (1) hereto).*

(n)(2)	Consent of McGladrey LLP (Incorporated by reference to Exhibit (n)(2) to Pre-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-2 (File No. 333-204239) filed on September 22, 2015).

(r)(1)	Code of Ethics of the Registrant (Incorporated by reference to Exhibit (r)(1) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-2 (File No. 333-204239) filed on September 14, 2015).

C-1

(r)(2)	Code of Ethics of FSIC IV Advisor, LLC (Incorporated by reference to Exhibit (r)(2) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-2 (File No. 333-204239) filed on September 14, 2015).

*	Filed herewith.

C-2

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 24th day of September, 2015.

FS Investment Corporation IV

By:	/s/ Michael C. Forman
Name: Michael C. Forman
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Michael C. Forman Michael C. Forman	President and Chief Executive Officer and Director (Principal executive officer)	September 24, 2015

/s/ Edward T. Gallivan, Jr. Edward T. Gallivan, Jr.	Chief Financial Officer (Principal financial and accounting officer)	September 24, 2015

* David J. Adelman	Director	September 24, 2015

* Thomas J. Gravina	Director	September 24, 2015

* M. Walter D’Alessio	Director	September 24, 2015

* Barbara J. Fouss	Director	September 24, 2015

* Marc Lederman	Director	September 24, 2015

* Gregory S. Rost	Director	September 24, 2015

* Judah C. Sommer	Director	September 24, 2015

* John E. Stuart	Director	September 24, 2015

*By:	/S/ MICHAEL C. FORMAN
Attorney-in-Fact